Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2023
Entity Registrant Name	FIRST EAGLE VARIABLE FUNDS
Entity Central Index Key	0001000249
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 15, 2024
Document Effective Date	Apr. 30, 2024
Prospectus Date	Apr. 30, 2024